Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.5%
Cubic Corp.	26,800	$ 1,639,624
Curtiss-Wright Corp.	16,250	1,686,587
Elbit Systems, Ltd.	14,100	1,910,127
Huntington Ingalls Industries, Inc.	34,500	5,427,885

		10,664,223

Airlines - 0.3%
Southwest Airlines Co.	50,300	2,210,182

Auto Components - 0.8%
Dana, Inc.	45,000	871,200
Gentex Corp.	29,200	965,060
Stoneridge, Inc. (A)	37,700	1,034,865
Visteon Corp. (A)	21,300	2,715,324

		5,586,449

Banks - 6.2%
Atlantic Union Bankshares Corp.	37,000	1,215,080
Bank of Princeton	14,500	338,140
Berkshire Hills Bancorp, Inc.	90,081	1,493,543
Central Valley Community Bancorp	19,500	298,350
CIT Group, Inc.	150,200	5,542,380
Dime Community Bancshares, Inc.	112,500	1,788,750
First Citizens BancShares, Inc., Class A	12,288	7,323,525
First Community Bankshares, Inc.	56,000	1,201,760
First Merchants Corp.	70,350	2,650,085
Hope Bancorp, Inc.	82,882	926,621
Investors Bancorp, Inc.	93,850	1,080,214
Lakeland Bancorp, Inc.	177,500	2,327,025
OceanFirst Financial Corp.	55,950	1,016,052
People’s United Financial, Inc.	110,250	1,506,015
Sandy Spring Bancorp, Inc.	93,850	3,118,635
Sterling Bancorp	104,750	1,933,685
Umpqua Holdings Corp.	155,300	2,253,403
United Bankshares, Inc.	19,351	612,653
United Community Banks, Inc.	99,950	2,981,508
Washington Trust Bancorp, Inc.	20,171	879,052
Webster Financial Corp.	44,000	2,057,000
Western Alliance Bancorp	29,650	2,021,537

		44,565,013

Beverages - 1.0%
Molson Coors Beverage Co., Class B	137,900	6,917,064

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (A)	58,600	8,985,138
Exelixis, Inc. (A)	83,000	1,843,430
United Therapeutics Corp. (A)	28,102	4,603,670

		15,432,238

Building Products - 1.8%
American Woodmark Corp. (A)	30,000	2,595,300
Gibraltar Industries, Inc. (A)	14,000	1,254,820
Masonite International Corp. (A)	20,000	1,990,000
Owens Corning	28,300	2,196,080
PGT Innovations, Inc. (A)	107,600	2,228,396
Quanex Building Products Corp.	121,600	2,673,984

		12,938,580

Capital Markets - 1.1%
Cboe Global Markets, Inc.	23,900	2,192,347

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Piper Sandler Cos.	30,850	$ 2,817,531
Stifel Financial Corp.	52,400	2,715,368

		7,725,246

Chemicals - 2.3%
Axalta Coating Systems, Ltd. (A)	161,200	4,350,788
Chase Corp.	12,700	1,273,048
Corteva, Inc.	179,700	7,162,842
Huntsman Corp.	49,750	1,314,395
Mosaic Co.	81,600	2,118,336
Trinseo SA	8,700	442,221

		16,661,630

Commercial Services & Supplies - 0.4%
HNI Corp.	35,500	1,145,230
Tetra Tech, Inc.	13,450	1,635,117

		2,780,347

Communications Equipment - 0.8%
Harmonic, Inc. (A) (B)	111,000	861,360
KVH Industries, Inc. (A)	189,500	2,370,645
NETGEAR, Inc. (A)	13,150	544,279
Silicom, Ltd. (A)	38,250	1,689,885

		5,466,169

Construction & Engineering - 1.4%
AECOM (A)	65,700	3,291,570
Comfort Systems USA, Inc.	58,450	3,239,883
EMCOR Group, Inc.	34,350	3,033,105
Granite Construction, Inc. (B)	22,000	651,420

		10,215,978

Construction Materials - 0.2%
US Concrete, Inc. (A)	32,600	1,443,854

Consumer Finance - 0.7%
Ally Financial, Inc.	141,405	5,350,765

Containers & Packaging - 1.1%
Berry Global Group, Inc. (A)	67,500	3,332,475
Sealed Air Corp.	106,900	4,518,663

		7,851,138

Distributors - 1.0%
LKQ Corp. (A)	214,700	7,533,823

Diversified Consumer Services - 0.7%
American Public Education, Inc. (A)	88,500	2,547,030
Strategic Education, Inc.	7,850	693,705
Stride, Inc. (A)	67,100	1,727,825

		4,968,560

Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	87,800	2,175,684

Electric Utilities - 2.2%
Evergy, Inc.	63,400	3,406,482
FirstEnergy Corp.	72,600	2,233,176
OGE Energy Corp.	304,600	9,296,392
Portland General Electric Co.	23,150	979,013

		15,915,063

Electrical Equipment - 0.9%
Acuity Brands, Inc.	7,500	901,800

Transamerica Funds	Page 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
LSI Industries, Inc.	176,500	$ 1,695,283
Regal Beloit Corp.	29,750	3,733,030

		6,330,113

Electronic Equipment, Instruments & Components - 2.8%
Coherent, Inc. (A)	13,500	2,711,340
FLIR Systems, Inc.	82,400	4,288,920
Methode Electronics, Inc.	66,850	2,523,588
OSI Systems, Inc. (A)	13,000	1,170,260
Vishay Intertechnology, Inc.	117,450	2,531,047
Vontier Corp. (A)	207,100	6,716,253

		19,941,408

Energy Equipment & Services - 0.8%
Baker Hughes Co.	198,000	3,977,820
Helix Energy Solutions Group, Inc. (A) (B)	127,600	525,712
Helmerich & Payne, Inc.	41,150	999,122

		5,502,654

Entertainment - 0.3%
Madison Square Garden Entertainment Corp. (A)	13,700	1,215,875
Madison Square Garden Sports Corp., Class A (A)	3,950	639,466

		1,855,341

Equity Real Estate Investment Trusts - 4.1%
Apple Hospitality, Inc.	162,150	2,023,632
Brandywine Realty Trust	163,000	1,793,000
Community Healthcare Trust, Inc.	43,350	1,938,612
Gaming & Leisure Properties, Inc.	145,426	5,981,371
JBG SMITH Properties	302,896	9,044,475
Lexington Realty Trust	228,500	2,342,125
Physicians Realty Trust	164,000	2,891,320
Piedmont Office Realty Trust, Inc., Class A	53,450	822,061
Sabra Health Care, Inc.	125,200	2,102,108
Summit Hotel Properties, Inc.	72,500	587,250

		29,525,954

Food & Staples Retailing - 0.5%
US Foods Holding Corp. (A)	92,900	2,878,971
Village Super Market, Inc., Class A	41,200	868,084

		3,747,055

Food Products - 4.0%
Bunge, Ltd.	47,200	3,088,768
Ingredion, Inc.	29,000	2,188,630
Kraft Heinz Co.	273,500	9,164,985
Nomad Foods, Ltd. (A)	29,400	737,940
Post Holdings, Inc. (A)	120,400	11,419,940
Sanderson Farms, Inc.	9,000	1,225,710
Whole Earth Brands, Inc. (A)	108,250	1,226,472

		29,052,445

Gas Utilities - 1.6%
UGI Corp.	322,800	11,617,572

Health Care Equipment & Supplies - 0.9%
AngioDynamics, Inc. (A)	119,200	2,233,808
Meridian Bioscience, Inc. (A)	90,500	2,000,050
OraSure Technologies, Inc. (A)	167,000	2,543,410

		6,777,268

Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	81,100	8,450,620

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc. (A)	41,000	$ 2,956,920
Centene Corp. (A)	135,500	8,170,650
Cross Country Healthcare, Inc. (A)	271,800	2,380,968
Encompass Health Corp.	29,400	2,363,760
Laboratory Corp. of America Holdings (A)	30,499	6,981,526

		31,304,444

Hotels, Restaurants & Leisure - 0.4%
Aramark	29,900	1,025,271
Churchill Downs, Inc.	9,450	1,771,403

		2,796,674

Household Durables - 1.6%
Helen of Troy, Ltd. (A)	9,600	2,344,800
KB Home	59,750	2,487,990
La-Z-Boy, Inc.	60,500	2,342,560
MDC Holdings, Inc.	30,350	1,578,807
PulteGroup, Inc.	19,000	826,500
Turtle Beach Corp. (A)	54,100	1,617,590

		11,198,247

Household Products - 0.4%
Spectrum Brands Holdings, Inc.	40,300	3,045,471

Independent Power & Renewable Electricity Producers - 1.3%
Vistra Corp.	468,500	9,355,945

Insurance - 9.5%
Alleghany Corp.	17,950	10,174,957
Allstate Corp.	73,048	7,829,285
American International Group, Inc.	118,900	4,451,616
Arch Capital Group, Ltd. (A)	345,400	10,849,014
Everest Re Group, Ltd.	6,150	1,298,142
Fidelity National Financial, Inc.	295,700	10,733,910
Loews Corp.	196,600	8,904,014
Markel Corp. (A)	7,813	7,574,547
Old Republic International Corp.	130,000	2,353,000
Selective Insurance Group, Inc.	56,500	3,671,370
United Fire Group, Inc.	35,918	989,182

		68,829,037

Interactive Media & Services - 0.7%
IAC / InterActiveCorp (A)	25,100	5,269,745

Internet & Direct Marketing Retail - 1.1%
eBay, Inc.	135,500	7,657,105

IT Services - 3.0%
Euronet Worldwide, Inc. (A)	34,000	4,248,640
FleetCor Technologies, Inc. (A)	22,200	5,389,050
KBR, Inc.	101,000	2,934,050
Leidos Holdings, Inc.	62,600	6,639,356
Perficient, Inc. (A)	28,800	1,572,768
Science Applications International Corp.	7,150	686,614

		21,470,478

Leisure Products - 0.7%
MasterCraft Boat Holdings, Inc. (A)	133,650	3,412,085
Polaris, Inc.	11,900	1,388,373

		4,800,458

Machinery - 1.7%
Altra Industrial Motion Corp.	39,000	2,004,990
Columbus McKinnon Corp.	54,242	2,342,712
Douglas Dynamics, Inc.	31,850	1,299,480
Gencor Industries, Inc. (A)	78,000	999,180

Transamerica Funds	Page 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Lydall, Inc. (A)	57,500	$ 1,730,750
Miller Industries, Inc.	26,250	1,046,850
Mueller Industries, Inc.	86,300	2,947,145

		12,371,107

Media - 5.6%
Discovery, Inc., Class C (A)	119,360	4,181,181
DISH Network Corp., Class A (A)	225,300	6,538,206
Fox Corp., Class A	143,900	4,486,802
Liberty Broadband Corp., Class C (A)	52,672	7,692,746
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	196,973	7,989,225
MSG Networks, Inc., Class A (A)	146,000	2,521,420
News Corp., Class A	220,116	4,270,250
ViacomCBS, Inc., Class B	57,613	2,794,230

		40,474,060

Metals & Mining - 0.7%
Commercial Metals Co.	117,500	2,313,575
Kaiser Aluminum Corp.	19,350	1,677,645
Schnitzer Steel Industries, Inc., Class A	43,000	1,269,360

		5,260,580

Mortgage Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	982,142	7,974,993

Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	277,400	5,850,366
NiSource, Inc.	359,300	7,958,495
NorthWestern Corp.	83,850	4,567,309

		18,376,170

Multiline Retail - 1.4%
Dollar Tree, Inc. (A)	98,500	10,013,510

Oil, Gas & Consumable Fuels - 3.1%
Delek US Holdings, Inc.	62,196	1,166,797
EQT Corp.	257,540	4,200,477
HollyFrontier Corp.	170,400	4,849,584
Magnolia Oil & Gas Corp., Class A (A)	216,000	1,829,520
REX American Resources Corp. (A)	27,750	2,122,875
Williams Cos., Inc.	368,200	7,816,886

		21,986,139

Paper & Forest Products - 0.5%
Domtar Corp.	48,500	1,453,545
Glatfelter Corp.	130,200	2,037,630

		3,491,175

Pharmaceuticals - 1.7%
BioDelivery Sciences International, Inc. (A)	440,000	1,694,000
Jazz Pharmaceuticals PLC (A)	39,050	6,072,275
Viatris, Inc. (A)	270,165	4,590,103

		12,356,378

Professional Services - 1.1%
ASGN, Inc. (A)	29,850	2,474,863
FTI Consulting, Inc. (A)	11,850	1,303,145
Heidrick & Struggles International, Inc.	41,200	1,201,392
ICF International, Inc.	38,700	2,984,931

		7,964,331

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	84,000	567,840

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.3%
AMERCO	4,900	$ 2,265,956

Semiconductors & Semiconductor Equipment - 4.3%
AXT, Inc. (A) (B)	102,000	1,053,660
Cohu, Inc.	103,714	4,219,086
MagnaChip Semiconductor Corp. (A) (B)	210,400	3,574,696
MaxLinear, Inc. (A)	13,700	430,043
MKS Instruments, Inc.	20,400	3,224,628
NeoPhotonics Corp. (A)	100,350	1,117,899
Onto Innovation, Inc. (A)	48,250	2,607,912
Qorvo, Inc. (A)	37,474	6,403,557
Silicon Motion Technology Corp., ADR	78,000	3,853,980
Tower Semiconductor, Ltd. (A)	90,600	2,534,082
Universal Display Corp.	7,450	1,719,609

		30,739,152

Software - 1.9%
CDK Global, Inc.	134,800	6,726,520
Progress Software Corp.	28,700	1,153,166
SS&C Technologies Holdings, Inc.	91,000	5,722,080

		13,601,766

Specialty Retail - 2.8%
Abercrombie & Fitch Co., Class A	91,000	2,099,370
American Eagle Outfitters, Inc. (B)	180,500	4,095,545
Foot Locker, Inc.	31,000	1,358,420
Hibbett Sports, Inc. (A)	29,100	1,642,695
O’Reilly Automotive, Inc. (A)	5,800	2,467,726
Ross Stores, Inc.	30,100	3,349,829
Urban Outfitters, Inc. (A)	85,200	2,337,036
Williams-Sonoma, Inc.	19,500	2,513,940

		19,864,561

Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (A)	159,526	5,321,787

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (A)	4,600	1,343,108
Steven Madden, Ltd.	56,000	1,881,600

		3,224,708

Thrifts & Mortgage Finance - 0.9%
Provident Financial Services, Inc.	87,000	1,611,240
TrustCo Bank Corp.	252,000	1,567,440
Washington Federal, Inc.	127,150	3,328,787

		6,507,467

Trading Companies & Distributors - 1.0%
AerCap Holdings NV (A)	195,672	7,482,497

Total Common Stocks (Cost $518,466,996)		696,323,597

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (C)	6,956,199	6,956,199

Total Other Investment Company (Cost $6,956,199)		6,956,199

Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.3%

Fixed Income Clearing Corp., 0.00% (C), dated 01/29/2021, to be repurchased at $24,062,688 on 02/01/2021. Collateralized by U.S. Government Obligations, 1.50% - 1.75%, due 01/31/2023 - 02/28/2023, and with a total value of $24,544,005.

$ 24,062,688	$ 24,062,688

Total Repurchase Agreement (Cost $24,062,688)	24,062,688

Total Investments (Cost $549,485,883)	727,342,484
Net Other Assets (Liabilities) - (0.9)%	(6,447,957)

Net Assets - 100.0%	$ 720,894,527

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$696,323,597	$—	$—	$696,323,597
Other Investment Company	6,956,199	—	—	6,956,199
Repurchase Agreement	—	24,062,688	—	24,062,688

Total Investments	$703,279,796	$24,062,688	$—	$727,342,484

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,499,036, collateralized by cash collateral of $6,956,199 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,780,799. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5